Cash and cash equivalents	12 Months Ended
Jun. 30, 2025
Cash and cash equivalents
Cash and cash equivalents
21	Cash and cash equivalents

	2025	2024
	£’000	£’000
Cash at bank and in hand	86,105	73,549
Cash and cash equivalents for the purposes of the consolidated statement of cash flows are as above.